UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                    CityplaceWashington, PersonNameD.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011
                                                -------------------------------

Check here if Amendment  [   ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):  [     ]  is a restatement.
                                             [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------------
Address:               Wallace R. Weitz & Company
                  -------------------------------------------------------------
                       One Pacific Place, Suite 200
                  -------------------------------------------------------------
                       1125 South 103 Street
                  -------------------------------------------------------------
                       Omaha, Nebraska  68124-1071
                  -------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -------------------------------------------------------------
Title:                 President
                  -------------------------------------------------------------
Phone:                 402-391-1980
                  -------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz        Omaha, Nebraska             November 9, 2011
--------------------------  --------------------------  ------------------------
  Signature                   City, State                 Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                               ------------------------------

Form 13F Information Table Entry Total:           80
                                               ------------------------------

Form 13F Information Table Value Total:        $2,044,181
                                               ------------------------------
                                               (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY  30-Sep-11
13F FILE NO. 28-3062

                            FORM 13F INFORMATION TABLE


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         COLUMN 1                     COLUMN 2          COLUMN 3    COLUMN 4     COLUMN 5            COLUMN 6     COLUMN 7  COLUMN 8
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                                                                      VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER     VOTING
     NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT  PRN  CALL  DISCRETION   MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

ACCENTURE PLC IRELAND               SHS CLASS A         G1151C101     9,182       174,300 SH        Sole         N/A        Sole
WILLIS GROUP HOLDINGS PUBLIC        SHS                 G96666105    18,960       551,650 SH        Sole         N/A       Shared
TYCO INTERNATIONAL LTD              SHS                 H89128104    57,988     1,423,030 SH        Sole         N/A       Shared
AMERICAN EAGLE OUTFITTERS NE        COM                 02553E106     1,992       170,000 SH        Sole         N/A        Sole
ANHEUSER BUSCH INBEV SA/NV          SPONSORED ADR       03524A108    23,470       443,000 SH        Sole         N/A        Sole
AON CORP                            COM                 037389103    98,973     2,357,615 SH        Sole         N/A       Shared
APACHE CORP                         COM                 037411105     3,370        42,000 SH        Sole         N/A        Sole
ASCENT CAP GROUP INC                COM SER A           043632108    23,576       599,600 SH        Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL          CL A                084670108     8,758            82 SH        Sole         N/A       Shared
BERKSHIRE HATHAWAY INC DEL          CL B NEW            084670702   106,500     1,499,160 SH        Sole         N/A       Shared
BROWN & BROWN INC                   COM                 115236101    11,126       625,037 SH        Sole         N/A       Shared
CNA FINL CORP                       COM                 126117100    10,112       450,000 SH        Sole         N/A        Sole
CVS CAREMARK CORPORATION            COM                 126650100    39,073     1,163,570 SH        Sole         N/A       Shared
CABELAS INC                         COM                 126804301     3,074       150,000 SH        Sole         N/A        Sole
CISCO SYS INC                       COM                 17275R102       171        11,064 SH        Sole         N/A        Sole
COLE KENNETH PRODTNS INC            CL A                193294105     1,180       110,000 SH        Sole         N/A        Sole
COINSTAR INC                        COM                 19259P300    10,839       270,983 SH        Sole         N/A        Sole
COMCAST CORP NEW                    CL A                20030N101       203         9,700 SH        Sole         N/A        Sole
COMCAST CORP NEW                    CL A SPL            20030N200    42,510     2,054,612 SH        Sole         N/A       Shared
COMPASS MINERALS INTL INC           COM                 20451N101     7,037       105,380 SH        Sole         N/A       Shared
CONOCOPHILLIPS                      COM                 20825C104    64,609     1,020,360 SH        Sole         N/A       Shared
CUMULUS MEDIA INC                   CL A                231082108     9,088     3,200,000 SH        Sole         N/A        Sole
DELL INC                            COM                 24702R101    83,199     5,879,760 SH        Sole         N/A       Shared
DEVON ENERGY CORP NEW               COM                 25179M103       194         3,500 SH        Sole         N/A        Sole
DIAGEO P L C                        SPON ADR NEW        25243Q205    14,503       191,000 SH        Sole         N/A        Sole
DISNEY WALT CO                      COM DISNEY          254687106    13,394       444,100 SH        Sole         N/A        Sole
EOG RES INC                         COM                 26875P101       355         5,000 SH        Sole         N/A        Sole
EAGLE MATERIALS INC                 COM                 26969P108    25,280     1,518,302 SH        Sole         N/A       Shared
ENERGIZER HLDGS INC                 COM                 29266R108     5,980        90,000 SH        Sole         N/A        Sole
FLIR SYS INC                        COM                 302445101     1,503        60,000 SH        Sole         N/A        Sole
GOOGLE INC                          CL A                38259P508    73,744       143,364 SH        Sole         N/A       Shared
GRAND CANYON ED INC                 COM                 38526M106    33,658     2,084,090 SH        Sole         N/A       Shared
HEWLETT PACKARD CO                  COM                 428236103    18,197       810,558 SH        Sole         N/A        Sole
ITT EDUCATIONAL SERVICES INC        COM                 45068B109       615        10,685 SH        Sole         N/A        Sole
ICONIX BRAND GROUP INC              COM                 451055107    14,206       899,100 SH        Sole         N/A       Shared
INTELLIGENT SYS CORP NEW            COM                 45816D100     3,405     2,270,000 SH        Sole         N/A        Sole
INTERVAL LEISURE GROUP INC          COM                 46113M108    33,225     2,494,387 SH        Sole         N/A       Shared
ISHARES TR                          DJ HOME CONSTN      464288752       448        50,000 SH        Sole         N/A        Sole
JOHNSON & JOHNSON                   COM                 478160104       637        10,000 SH        Sole         N/A        Sole
KENNEDY-WILSON HLDGS INC            COM                 489398107       318        30,000 SH        Sole         N/A        Sole
KNOLOGY INC                         COM                 499183804    10,315       794,660 SH        Sole         N/A        Sole
LABORATORY CORP AMER HLDGS          COM NEW             50540R409    45,122       570,803 SH        Sole         N/A       Shared
LIBERTY GLOBAL INC                  COM SER C           530555309    77,925     2,251,517 SH        Sole         N/A       Shared
LIBERTY INTERACTIVE CORP            INT COM SER A       53071M104    90,766     6,145,273 SH        Sole         N/A       Shared
LIBERTY MEDIA CORP NEW              CAP COM SER A       530322106    37,993       574,608 SH        Sole         N/A       Shared
LIBERTY MEDIA CORP NEW              LIB STAR COM A      530322304     1,354        21,300 SH        Sole         N/A        Sole
LIVE NATION ENTERTAINMENT IN        COM                 538034109    40,942     5,111,329 SH        Sole         N/A       Shared
LOCKHEED MARTIN CORP                COM                 539830109    18,370       252,896 SH        Sole         N/A        Sole
MARTIN MARIETTA MATLS INC           COM                 573284106    56,617       895,558 SH        Sole         N/A       Shared
MICROSOFT CORP                      COM                 594918104   100,724     4,046,751 SH        Sole         N/A       Shared
MOHAWK INDS INC                     COM                 608190104    23,633       550,747 SH        Sole         N/A       Shared
MOSAIC CO NEW                       COM                 61945C103     6,121       125,000 SH        Sole         N/A        Sole
NATIONAL CINEMEDIA INC              COM                 635309107    12,801       882,217 SH        Sole         N/A        Sole
NEWCASTLE INVT CORP                 COM                 65105M108       814       200,000 SH        Sole         N/A        Sole
OMNICARE INC                        COM                 681904108    48,126     1,892,500 SH        Sole         N/A       Shared
OMNICOM GROUP INC                   COM                 681919106    22,531       611,594 SH        Sole         N/A        Sole
PRAXAIR INC                         COM                 74005P104    13,788       147,500 SH        Sole         N/A        Sole
PRESTIGE BRANDS HLDGS INC           COM                 74112D101     3,077       340,000 SH        Sole         N/A        Sole
PROCTER & GAMBLE CO                 COM                 742718109       632        10,000 SH        Sole         N/A        Sole
PROSHARES TR                        SHRT 20+YR TRE      74347X849     1,608        50,000 SH        Sole         N/A        Sole
REDWOOD TR INC                      COM                 758075402    75,859     6,791,350 SH        Sole         N/A       Shared
REPUBLIC SVCS INC                   COM                 760759100     1,044        37,200 SH        Sole         N/A        Sole
SPDR SERIES TRUST                   SPDR KBW BK ETF     78464A797     1,754       100,000 SH        Sole         N/A        Sole
SANDRIDGE ENERGY INC                COM                 80007P307    40,627     7,306,977 SH        Sole         N/A       Shared
SKECHERS U S A INC                  CL A                830566105       186        13,244 SH        Sole         N/A        Sole
SOUTHWESTERN ENERGY CO              COM                 845467109    33,195       995,960 SH        Sole         N/A       Shared
STRAYER ED INC                      COM                 863236105     4,157        54,225 SH        Sole         N/A       Shared
TARGET CORP                         COM                 87612E106    66,847     1,363,114 SH        Sole         N/A       Shared
TEXAS INDS INC                      COM                 882491103    23,080       727,151 SH        Sole         N/A       Shared
TEXAS INSTRS INC                    COM                 882508104    82,174     3,083,470 SH        Sole         N/A       Shared
TREE COM INC                        COM                 894675107     1,009       201,822 SH        Sole         N/A        Sole
US BANCORP DEL                      COM NEW             902973304     1,530        65,000 SH        Sole         N/A        Sole
UNITED PARCEL SERVICE INC           CL B                911312106    33,785       535,000 SH        Sole         N/A        Sole
VIACOM INC NEW                      CL B                92553P201       124         3,200 SH        Sole         N/A        Sole
VALEANT PHARMACEUTICALS INTL        COM                 91911K102    38,422     1,035,080 SH        Sole         N/A       Shared
VULCAN MATLS CO                     COM                 929160109     9,482       344,060 SH        Sole         N/A       Shared
WAL MART STORES INC                 COM                 931142103    25,691       495,000 SH        Sole         N/A        Sole
WASHINGTON POST CO                  CL B                939640108     6,644        20,320 SH        Sole         N/A       Shared
WELLS FARGO & CO NEW                COM                 949746101    91,115     3,777,550 SH        Sole         N/A       Shared
XO GROUP INC                        COM                 983772104    19,545     2,392,271 SH        Sole         N/A       Shared
                                                                 ------------------------
                              80                                  2,044,181    88,241,236
                                                                 ------------------------
